AQR CVX Fusion Fund Investment Strategy - AQR CVX Fusion Fund	Jun. 16, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to provide investors with two different sources of return: 1) strategic exposure to equity markets (the “Strategic Equity Portfolio”), and 2) the potential gains from a trend-following approach (the “Trend-Following Portfolio”). Strategic Equity PortfolioWithin the Strategic Equity Portfolio, the Adviser, on average, intends to target a portfolio beta of approximately 1.0 to the U.S. equity markets over a normal business cycle. “Beta” refers to an investment’s sensitivity to a securities market. Achieving a portfolio beta of approximately 1.0 would result, over a normal business cycle, in returns that are highly correlated to the returns of equity markets in which the portfolio invests. The Adviser intends to implement this exposure through investments in futures contracts, futures-related instruments, and equity index swaps.Trend-Following PortfolioTrend strategies favor investments that follow an identified positive or negative trend. Within the Trend-Following Portfolio, the Adviser uses a proprietary, systematic, and quantitative process that seeks to benefit from price trends in commodity, currency, equity, volatility, credit, and fixed income Instruments. Generally, the Trend-Following Portfolio allocates assets among four major asset classes (commodities, currencies, equities and fixed income) by investing in several hundred futures contracts, futures-related instruments, forwards, swaps and securities, including, but not limited to, commodity futures, forwards and swaps; currencies, currency futures and forwards; equities, equity index futures, equity swaps and volatility futures; bond futures and swaps; interest rate futures and swaps and credit default index swaps (collectively, the “Instruments”). The Fund may either invest directly in the Instruments or indirectly by investing in the Subsidiary (as described below) that invests in the Instruments. There are no geographic limits on the market exposure of the Fund’s assets. This flexibility allows the Adviser to look for investments or gain exposure to asset classes and markets around the world, including emerging markets (i.e., non-developed markets), that it believes will enhance the Fund’s ability to meet its objective. The Fund may also invest in exchange-traded funds or exchange-traded notes through which the Fund can participate in the performance of one or more Instruments. The Fund’s return is expected to be derived principally from changes in the value of securities and its portfolio is expected to consist principally of securities.Within the Trend-Following Portfolio, the Fund will take either a long or short position in a given Instrument. The Adviser generally expects that the Fund will have exposure in long and short positions across all four major asset classes (commodities, currencies, fixed income and equities), but at any one time the Fund may emphasize one or two of the asset classes or a limited number of exposures within an asset class. The size and type (long or short) of the position taken will relate to various factors, including the Adviser’s systematic assessment of a trend (i.e., momentum), utilizing both price and fundamental data, and its likelihood of continuing as well as the Adviser’s estimate of the Instrument’s risk. The owner of a long position in an instrument will benefit from an increase in the price of the instrument, or, in the case of a derivative instrument, from an increase in the price of the underlying instrument. The owner of a short position in an instrument will benefit from a decrease in the price of the instrument, or, in the case of a derivative instrument, from a decrease in the price of the underlying instrument. An example of a trend measure is using short-term prices (e.g., prices over a one-to- three-month period) to select an equity index.Additional Information Regarding the Fund’s Principal Investment StrategiesThe Fund may have exposure to companies of any market capitalization. There is no percentage limit on the Fund's exposure to small less-liquid equity securities. The Fund may have exposure to debt securities of any credit rating, maturity or duration, which may include high-yield credit default index swaps.With respect to the Fund’s Trend-Following Portfolio, the Adviser, on average, will typically target an annualized volatility level of between 4% to 10%. Volatility is a statistical measurement of the dispersion of returns of a security or fund or index, as measured by the annualized standard deviation of its returns. With respect to the Fund’s Strategic Equity Portfolio, the Fund’s volatility from this exposure will be a function and outcome of prevailing market conditions. Hence, total actual or realized volatility experienced by the Fund can and will differ materially from the target volatility described above over longer or shorter periods depending on market conditions. Higher volatility generally indicates higher risk.Futures and forward contracts are contractual agreements to buy or sell a particular currency, commodity or financial instrument at a pre-determined price in the future. The Fund’s use of futures contracts, forward contracts, swaps and certain other Instruments will have the economic effect of financial leverage. Financial leverage magnifies exposure to the swings in prices of an asset class underlying an Instrument and results in increased volatility, which means the Fund will have the potential for greater gains, as well as the potential for greater losses, than if the Fund did not use Instruments that have a leveraging effect. For example, if the Adviser seeks to gain enhanced exposure to a specific asset class through an Instrument providing leveraged exposure to the asset class and that Instrument increases in value, the gain to the Fund will be magnified. If that investment decreases in value, however, the loss to the Fund will be magnified. A decline in the Fund’s assets due to losses magnified by the Instruments providing leveraged exposure may require the Fund to liquidate portfolio positions to satisfy its obligations or to meet redemption requests when it may not be advantageous to do so. There is no assurance that the Fund’s use of Instruments providing enhanced exposure will enable the Fund to achieve its investment objective.As a result of the Fund’s strategy, the Fund may have highly leveraged exposure to one or more asset classes at times. The 1940 Act and the rules and interpretations thereunder impose certain limitations on the Fund’s ability to use leverage; however, the Fund is not subject to any additional limitations on its net long and short exposures. For example, the Fund, on average, could hold instruments that provide three to four times the net return of a broad- or narrow-based securities index. For more information on these and other risk factors, please see the “Principal Risks of Investing in the Fund” section of the prospectus.When taking into account derivative instruments and instruments with a maturity of one year or less at the time of acquisition, the Fund’s strategy will result in frequent portfolio trading and high portfolio turnover (typically greater than 300% per year). The Adviser will consider the potential federal income tax impact on a shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of Instruments to realize losses, or refraining from selling or closing out of Instruments to avoid realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales and tax straddles.A significant portion of the Fund's assets may be held in cash or cash equivalent investments, with one year or less to maturity, including, but not limited to, money market instruments and U.S. Government securities (collectively, “Cash Equivalents”). The cash or Cash Equivalent holdings earn income for the Fund and can be held as unencumbered assets of the Fund or serve as collateral for the positions that the Fund takes on. While the Fund normally does not engage in any direct borrowing for investment purposes, leverage is implicit in the futures and other derivatives it trades.The Fund intends to make investments through the Subsidiary and may invest up to 25% of its total assets in the Subsidiary. Generally, the Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forwards and swaps (which may include swaps on commodity futures), and will hold cash and Cash Equivalents. The Fund will invest in the Subsidiary in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to registered investment companies. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivative instruments, however, the Fund and the Subsidiary will comply with Rule 18f-4 on a consolidated basis with respect to investments in derivatives. In addition, the Fund and the Subsidiary will be subject to the same fundamental investment restrictions on a consolidated basis and, to the extent applicable to the investment activities of the Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a regulated investment company under Subchapter M of the Code. The Fund is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.